Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		$ 1,147,517	$ 1,170,727
Impairment for the year			356
Ending balance		1,068,876	1,147,517
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,221,506	1,217,117
Acquisitions through business combination		12,370
Additions/Adjustment	[1]	6,265	7,804
Disposals			(889)
Effect of movements in foreign exchange rates		(77,043)	(2,526)
Ending balance		1,163,098	1,221,506
Amortization And Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		73,989	46,390
Amortization for the year		22,922	25,481
Impairment for the year	[2]		2,874
Disposals			(549)
Effect of movements in foreign exchange rates		(2,689)	(207)
Ending balance		94,222	73,989
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		994,729	996,810
Ending balance		936,698	994,729
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,004,354	1,006,435
Acquisitions through business combination		6,304
Effect of movements in foreign exchange rates		(64,335)	(2,081)
Ending balance		946,323	1,004,354
Goodwill [Member] | Amortization And Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		9,625	9,625
Ending balance		9,625	9,625
Customer Relationship [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,355	2,849
Ending balance		4,382	2,355
Customer Relationship [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		3,632	3,629
Acquisitions through business combination		3,073
Effect of movements in foreign exchange rates		(188)	3
Ending balance		6,517	3,632
Customer Relationship [Member] | Amortization And Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,277	780
Amortization for the year		876	493
Effect of movements in foreign exchange rates		(18)	4
Ending balance		2,135	1,277
Non-Compete [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		7	17
Ending balance		173	7
Non-Compete [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		470	460
Acquisitions through business combination		189
Effect of movements in foreign exchange rates		(7)	10
Ending balance		652	470
Non-Compete [Member] | Amortization And Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		463	443
Amortization for the year		21	10
Effect of movements in foreign exchange rates		(5)	10
Ending balance		479	463
Brand /Trade Mark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		124,210	138,626
Ending balance		103,578	124,210
Brand /Trade Mark [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		151,067	151,369
Acquisitions through business combination		706
Effect of movements in foreign exchange rates		(9,100)	(302)
Ending balance		142,673	151,067
Brand /Trade Mark [Member] | Amortization And Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		26,857	12,743
Amortization for the year		13,221	14,216
Effect of movements in foreign exchange rates		(983)	(102)
Ending balance		39,095	26,857
Technology Related Development Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		23,753	27,890
Ending balance		21,666	23,753
Technology Related Development Cost [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		51,244	43,771
Acquisitions through business combination		2,098
Additions/Adjustment	[1]	5,565	8,028
Disposals			(392)
Effect of movements in foreign exchange rates		(2,789)	(163)
Ending balance		56,118	51,244
Technology Related Development Cost [Member] | Amortization And Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		27,491	15,881
Amortization for the year		8,174	9,764
Impairment for the year	[2]		2,373
Disposals			(358)
Effect of movements in foreign exchange rates		(1,213)	(169)
Ending balance		34,452	27,491
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,449	2,188
Ending balance		867	1,449
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		7,092	7,001
Additions/Adjustment	[1]	141	318
Disposals			(237)
Effect of movements in foreign exchange rates		(435)	10
Ending balance		6,798	7,092
Software [Member] | Amortization And Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		5,643	4,813
Amortization for the year		630	973
Disposals			(160)
Effect of movements in foreign exchange rates		(342)	17
Ending balance		5,931	5,643
Favorable Lease Contract Term Related Intangible Assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance			254
Favorable Lease Contract Term Related Intangible Assets [member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance			260
Disposals			(260)
Favorable Lease Contract Term Related Intangible Assets [member] | Amortization And Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance			6
Amortization for the year			25
Disposals			(31)
Capital work in progress [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,014	2,093
Ending balance		1,512	1,014
Capital work in progress [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		3,647	4,192
Additions/Adjustment	[1]	559	(542)
Effect of movements in foreign exchange rates		(189)	(3)
Ending balance		4,017	3,647
Capital work in progress [Member] | Amortization And Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,633	2,099
Impairment for the year	[2]		501
Effect of movements in foreign exchange rates		(128)	33
Ending balance		$ 2,505	$ 2,633

[1]	Represents addition of USD 6,052 (March 31, 2018: USD 7,506) to capital work-in-progress, adjusted for amounts capitalized out of capital-work-in progress amounting to USD 5,493 (March 31, 2018: USD 8,028)
[2]	In March 2018, the management of the Company decided to suspend operations in one of its Indian subsidiary, as it does not intend to continue operations in the future in that entity. The Group tested the technology related development cost of that entity for recoverability and recognised an impairment loss of USD 2,874 during the year ended March 31, 2018.